Events after the Reporting Period (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands				1 Months Ended		2 Months Ended
	Sep. 13, 2023 shares	Aug. 01, 2023 EUR (€)	Jul. 07, 2023 shares	Jul. 31, 2023 EUR (€) shares	Jul. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 EUR (€) shares	Aug. 31, 2023 USD ($) shares	May 31, 2023 $ / shares shares	May 25, 2023 € / shares
May 2023 Warrants
Events after the Reporting Period
Warrants to purchase class A shares								184,210,526
Exercise price | $ / shares								$ 1.00
Aceville Pte. Limited
Events after the Reporting Period
Warrants to purchase class A shares								184,210,526
Class A shares | Minimum
Events after the Reporting Period
Nominal value per share | € / shares									€ 0.01
Class A shares | Maximum
Events after the Reporting Period
Nominal value per share | € / shares									0.12
Class B shares | Minimum
Events after the Reporting Period
Nominal value per share | € / shares									0.03
Class B shares | Maximum
Events after the Reporting Period
Nominal value per share | € / shares									0.36
Class C shares | Minimum
Events after the Reporting Period
Nominal value per share | € / shares									0.02
Class C shares | Maximum
Events after the Reporting Period
Nominal value per share | € / shares									€ 0.24
Major Ordinary Share Transactions | Aceville Pte. Limited
Events after the Reporting Period
Number of shares issued upon exercise of warrants						20,114,455	20,114,455
Major Ordinary Share Transactions | Subscribed capital
Events after the Reporting Period
Increase (decrease) in equity | €		€ 60,152
Major Ordinary Share Transactions | Treasury shares
Events after the Reporting Period
Increase (decrease) in equity | €		169
Major Ordinary Share Transactions | Share premium
Events after the Reporting Period
Increase (decrease) in equity | €		€ 59,983
Major Ordinary Share Transactions | Class A shares
Events after the Reporting Period
Term of warrants				18 months	18 months
Major Ordinary Share Transactions | Class A shares | May 2023 Warrants
Events after the Reporting Period
Number of shares issued upon exercise of warrants						3,893,152	3,893,152
Aggregate gross proceeds						€ 177	$ 195
Major Ordinary Share Transactions | Class A shares | Aceville Pte. Limited
Events after the Reporting Period
Aggregate gross proceeds						€ 912	$ 1,006
Major Ordinary Share Transactions | Class A shares | 2023 Public Offering
Events after the Reporting Period
Shares issued				57,692,308	57,692,308
Sale price per share | $ / shares					$ 1.30
Major Ordinary Share Transactions | Class A shares | Over-allotment option
Events after the Reporting Period
Shares issued				8,653,846	8,653,846
Sale price per share | $ / shares					$ 1.30
Term of the over-allotment option				30 days	30 days
Major Ordinary Share Transactions | Class A shares | 2023 PIPE
Events after the Reporting Period
Shares issued				32,146,147	32,146,147
Sale price per share | $ / shares					$ 1.30
Warrants to purchase class A shares					8,036,528
Exercise price | $ / shares					$ 2.00
Major Ordinary Share Transactions | Class C shares
Events after the Reporting Period
Number of treasury shares cancelled	770,000		770,000
Additional Funding Amount Prefunded | May 2023 Warrants
Events after the Reporting Period
Amount prefunded | $					$ 75,000
Additional Funding Amount Prefunded | Aceville Pte. Limited
Events after the Reporting Period
Amount prefunded | €				€ 67,416